SHARE-BASED PAYMENT PLANS	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENT PLANS
SHARE-BASED PAYMENT PLANS

29)  SHARE-BASED PAYMENT PLANS

a)    Accounting policy

The Company and subsidiaries measure the cost of transactions settled with shares issued by the parent company (Telefónica), to its officers and employees.

The Company and its subsidiaries measure the cost of transactions settled with employees and officers based on shares issued by the parent company (Telefónica), by reference to the fair value of the shares at the date at which they are granted, using the binomial valuation model. This fair value is charged to the income statement over the period until the vesting date.

The Company and its subsidiaries reimburse Telefónica for the fair value of the benefit delivered on the grant date to the officers and employees.

b)    Information on share-based payment plans

Telefónica, as the Company's parent company, has different share-based payment plans which are also offered to management and employees of its subsidiaries, including the Company and its subsidiaries.

The granting of shares is conditional upon: (i) maintenance of an active employment relationship within the Telefónica Group on the cycle consolidation date; and (ii) achievement, by Telefónica, of results representing fulfillment of the objectives established for the plan.

The level of success is based on a comparison of growth in Telefónica shareholder earnings, including their quotations and dividends (Total Shareholder Return - “TSR”), compared with the growth in TSR for companies of the Group in an established basis of comparison and the Telefónica Group's FCF.

At December 31, 2018, the value of Telefónica’ share price was Eur 7.3309.

The expenses of the Company and its subsidiaries with the share-based compensation plans described above, where applicable, are recorded as personnel expenses, divided into the groups cost of services, selling expenses and general and administrative expenses (Note 25), corresponding to R$10,433 and R$7,013 for the years ended December 31, 2018 and 2017.

The main plans in effect at December 31, 2018 are detailed below:

b.1) Talent for the Future Share Plan (“TFSP”)

Telefónica’s 2014 General Shareholders’ Meeting approved a long-term program to reward the global commitment, outstanding performance and high potential of its executives by awarding Telefónica shares.

Participants are not required to pay for their initial options. Initially, the plan is expected to remain effective for three years. The cycle began on October 1, 2014 through to September 30, 2017. The number of shares is reported at the beginning of the cycle and shares will be transferred to participants three years after the grant date if their targets have been met.

In the cycles of these programs (2014-2017/2015-2018) the TSR was not achieved, and therefore Telefónica shares were not awarded to the Company’s executives.

Telefónica's Annual Shareholders' Meeting, held on June 8, 2018, approved a long-term program with the objective of rewarding the commitment, outstanding performance and high potential of its executives at a global level with the attribution of shares of Telefónica.

Participants do not have to pay for their assigned initial actions. The total planned duration of the plan is three years. The beginning of the cycle was January 1, 2018 and will extend until December 31, 2020. The number of shares is announced at the beginning of the cycle and after the three years period from the grant date, the shares will be transferred to the participants if the goal is achieved.

The 2018-2020 cycle (January 1, 2018 to December 31, 2020): includes the potential rights to receive 122,250 shares of Telefónica (which includes initial amounts).

b.2) Perform Share Plan (“PSP”)

Telefónica's Annual Shareholders' Meeting, held on June 8, 2018, approved a long-term program with the objective of rewarding the commitment, outstanding performance and high potential of its Directors at the global level with the attribution of shares of Telefónica.

Participants do not have to pay for their assigned shares. The total planned duration of the plan is three years. The cycles are independent of each other. The number of shares is announced at the beginning of the cycle and after the three years period from the grant date, the shares will be transferred to the participants if the target is reached.

The 2018-2020 cycle (January 1, 2018 to December 31, 2020): includes 113 active executives (including three executives appointed under the Company's Bylaws), with the potential right to receive 977,737 shares of Telefónica.